Income Taxes (Reconciliation of Unrecognized Tax Benefits on Domestic and Foreign Tax Positions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation for unrecognized tax benefits on the Company's domestic and foreign tax positions
Gross unrecognized tax benefits at beginning of year	$ 64	$ 92	$ 62
Increases for:
Tax positions related to the current year	3	4	17
Tax positions related to prior years	0	0	28
Decrease for:
Tax positions related to prior years	(10)	(32)	(15)
Settlements	(5)	0	0
Gross unrecognized tax benefits at end of year	52	64	92
Adjustments to reflect tax treaties and other arrangements	(14)	(17)	(25)
Net unrecognized tax benefits at end of year	$ 38	$ 47	$ 67